As filed with the Securities and Exchange Commission on September 8, 2003

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05128

                          THE SWISS HELVETIA FUND, INC.
                     1270 Avenue of the Americas, Suite 400
                            New York, New York 10020
                                 1-888-SWISS-00

                        Rodolphe E. Hottinger, President
                                Hottinger et Cie
                               3 Place des Bergues
                                    C.P. 395
                                 CH-1201 Geneva
                                   Switzerland

                   Date of fiscal year end: DECEMBER 31, 2003

                     Date of reporting period: JUNE 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                      T H E  S W I S S  H E L V E T I A  F U N D ,  I N C .
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DIRECTORS AND OFFICERS                                          THE INVESTMENT ADVISOR
Paul Hottinguer                 Rodolphe E. Hottinger           The Swiss  Helvetia  Fund,  Inc.  (the "Fund") is managed by
CHAIRMAN                        PRESIDENT                       Hottinger  Capital  Corp.,  which  belongs to the  Hottinger
Eric R. Gabus+                  CHIEF EXECUTIVE OFFICER         Group.
VICE CHAIRMAN (NON OFFICER)     Rudolf Millisits
Paul R. Brenner, Esq.           SENIOR VICE PRESIDENT           The Hottinger Group dates back to Banque  Hottinguer,  which
DIRECTOR                        TREASURER                       was  formed in Paris in 1786 and is one of  Europe's  oldest
Alexandre de Takacsy            Philippe Comby                  private  banking  firms.  The  Hottinger  Group has remained
DIRECTOR                        VICE PRESIDENT                  under the  control of the  Hottinger  family  through  seven
Claude Frey                     Edward J. Veilleux              generations. It has offices in New York, Zurich, Luxembourg,
DIRECTOR                        VICE PRESIDENT                  Toronto, Geneva, Vienna, London, and the Bahamas.
Baron Hottinger                 SECRETARY
DIRECTOR                        Leslie K. Klenk                 EXECUTIVE OFFICES
Claude Mosseri-Marlio           ASSISTANT SECREATRY             The Swiss Helvetia Fund, Inc.
DIRECTOR                        Frederick Skillin               1270 Avenue of the Americas, Suite 400
Didier Pineau-Valencienne*      ASSISTANT TREASURER             New York, New York 10020
DIRECTOR                        Dawn L. Taylor                  1-888-SWISS-00 (1-888-794-7700)
Stephen K. West, Esq.*          ASSISTANT TREASURER             (212) 332-2760
DIRECTOR
Samuel B. Witt III, Esq.**                                      FOR INQUIRIES AND REPORTS:
DIRECTOR                                                        1-888-SWISS-00 (1-888-794-7700)
                                                                Fax (212) 332-7931
------------------------------------------------------------    email: swz@swz.com
*Audit Committee member      +Governance Committee Chairman
**Audit Committee chairman                                      WEBSITE ADDRESS
                                                                http://www.swz.com
INVESTMENT ADVISOR
Hottinger Capital Corp.                                         THE FUND
1270 Avenue of the Americas, Suite 400
New York, New York 10020                                        The  Swiss  Helvetia  Fund,   Inc.  is  a   non-diversified,
(212) 332-7930                                                  closed-end  investment  company  whose  objective is to seek long-term capital  appreciation through investment in equity
ADMINISTRATOR                                                   and equity-linked  securities of Swiss companies.  The Fund,
Forum Adminstative Services, LLC                                listed  on the New York  Stock  Exchange  under  the  symbol
                                                                "SWZ," is managed by Hottinger Capital Corp.
CUSTODIAN
Swiss American Securities Inc.                                  The Fund has  earned  the  Lipper,  Inc.  award for  ranking number one among Western  European  closed-end  funds in ten
TRANSFER AGENT                                                  year  performance  for the periods ended  December 31, 2002,
PFPC Inc.                                                       2001,  2000,  1999, and 1998.  The Fund had previously  been
P.O. Box 43027                                                  recognized  for its top one  year  performance  in the  same
Providence, RI 02940-3027                                       category  for  the  year  2000.  The  Fund  also  maintained
(800) 331-1710                                                  Morningstar's  overall  rating of four  stars as of June 30,
                                                                2003. Of course,  past performance is no guarantee of future
LEGAL COUNSEL                                                   results. See pages 4 and 5 for more information.
Stroock & Stroock & Lavan LLP
                                                                Net Asset Value is  calculated  daily by 6:15 P.M.  (Eastern
INDEPENDENT AUDITORS                                            Time).  The most recent  calculation is available by calling
Deloitte & Touche LLP                                           1-888-SWISS-00 or by accessing our Website. Weekly Net Asset
                                                                Value is also  published in BARRON'S,  the Monday edition of
                                                                THE WALL STREET  JOURNAL  and the Sunday  Edition of THE NEW
                                                                YORK TIMES.


                                                             1
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                                      T H E  S W I S S  H E L V E T I A  F U N D ,  I N C .
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LETTER TO STOCKHOLDERS

GLOBAL MARKET REVIEW AND ECONOMIC                               for the region  with a further  reduction  from 1.0% to 0.4%
CONSIDERATIONS                                                  for 2003. The UK's 2003 GDP growth forecast has been revised as  well  from a range  of 2.5% - 3.0% to a range  of 2.0% -
     In the second  quarter of this year,  the world markets    2.5%.
improved  with  the  ease in  geopolitical  tensions.  Major
equity markets have rallied nearly 25% from the lows reached    COMMENTS ON GLOBAL STOCK MARKET
in mid-March.                                                   PERFORMANCE

     Some of the most important  events of this past quarter         Liquidity  conditions have been favorable for the stock
have  included  the  official  end of the war in  Iraq,  the    markets during the first two quarters of the year.  Monetary
spread  and  control  of  SARS,   and  the  passing  of  tax    aggregates have grown rapidly since the latter part of 2002,
legislation in the U.S.                                         especially   in  the  U.S.  The  Federal   Reserve   reduced
                                                                short-term  rates again in June taking  "insurance"  against
     The virus SARS has  impacted  the  overall  economy but    deflation.  The  Federal  Reserve  also  suggested  it would
mainly the  performance  of Asian  markets in April and May.    consider  buying back  Treasuries if it was needed to supply
Once the epidemic was  officially  declared  under  control,    the  economy  with  even  more  liquidity.  The ECB also cut
Asian  markets  rallied   strongly.   Asia  is  expected  to    interest  rates in June  dropping them 0.50% to 2.0%. At its
experience the highest level of GDP growth this year with an    last  meeting on June 13th,  the Swiss  National  Bank (SNB)
average of 5.3%, reflecting in part the massive influence of    decided to leave the target  range for the three month Libor
China where growth is anticipated to be 7.3%.                   unchanged at 0.0% - 0.75%.

     Congress  passed  the  third  largest  tax  cut in U.S.         This backdrop  allowed a sharp reduction in equity risk
history. The legislation is putting additional cash into the    premiums resulting in strong performance by corporate bonds,
hands of  consumers  and will make equity  investments  much    most of the riskier assets,  and high volatility stocks. The
more  attractive by reducing tax on both  dividends and long    biggest  winners in the stock  market were  companies  whose
term capital gains to 15%.                                      stock  prices  had   previously   reflected   concerns  over
                                                                potential bankruptcy.  On the other side, companies that had
     In Europe,  there has not been a  significant  one-time    shown  rapid  sales  growth  during  a period  of very  slow
event.  However due to stagnant  growth in the first quarter    economic  activity,  saw the price  multiple of their stocks
and an anemic  second  quarter,  the  European  Central Bank    expand dramatically.  All of this was apparent in the strong
(ECB)  has  continued  to cut its  growth  forecast             performance of the NASDAQ Composite Index.


                                       2
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                                      T H E  S W I S S  H E L V E T I A  F U N D ,  I N C .
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LETTER TO STOCKHOLDERS (CONTINUED)

SWISS ECONOMIC NOTES                                            historically very low. (In the U.S. a decrease from 3.55% to
     The SNB  continues to pursue an  expansionary  monetary    3.16% resulted in the lowest yield since 1958).
policy with,  as noted  above,  a  fluctuation  range of the
3-month Libor,  unchanged at 0.0% - 0.75%.  The yield on the         Regarding other economic  notes,  they do not look very
ten year  Confederation  bond  decreased  from  2.41% in the    positive.  The 2003 GDP  growth  forecast  according  to the
middle of May to 2.24% in the middle of June. While it was a    Swiss Business  Economists'  Consensus (BEC) has been cut by
small  decrease  in  comparison  with other  countries,  the    0.7% to zero.  Expectations  for 2004 have also been revised
yields are                                                      downwards with the BEC

----------------------------------------------------------------------------------------------------------------------------
PEER GROUP/INDICES PERFORMANCE COMPARISON IN SWISS FRANCS 1
----------------------------------------------------------------------------------------------------------------------------
                                         TOTAL RETURN
                                         YEAR TO DATE
                                            AS OF     TOTAL RETURN TOTAL RETURN TOTAL RETURN TOTAL RETURN TOTAL RETURN
                                           6/30/03        2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------------------------
Swiss Helvetia Fund                         3.90%       -20.40%       -22.91%      14.06%       14.70%       15.57%
-----------------------------------------------------------------------------------------------------------------------
Swiss Performance Index (SPI)               5.92%       -25.95%       -22.03%      11.91%       11.69%       15.36%
-----------------------------------------------------------------------------------------------------------------------
Swiss Market Index (SMI)                    3.95%       -27.84%       -21.11%       7.47%       5.71%        14.28%
-----------------------------------------------------------------------------------------------------------------------
Switzerland iShares2 (Formerly called
  Webs Switzerland                          3.17%       -26.23%       -23.12%       7.75%       12.22%       11.74%
-----------------------------------------------------------------------------------------------------------------------
CS Equity Swiss Blue Chips3, 7              4.74%       -28.75%       -22.12%      10.97%       7.57%        14.21%
-----------------------------------------------------------------------------------------------------------------------
UBS Equity Inv. Switzerland4, 7             4.15%       -26.02%       -22.04%       7.42%       6.43%        12.75%
-----------------------------------------------------------------------------------------------------------------------
Pictet Valsuisse5, 7                        4.45%       -27.93%       -22.35%       7.34%       9.38%        11.05%
-----------------------------------------------------------------------------------------------------------------------
Saraswiss (Bank Sarasin)6, 7                5.10%       -28.51%       -24.45%       9.72%       7.10%        14.41%
-----------------------------------------------------------------------------------------------------------------------

                                                           CUMULATIVE
                                                           PERFORMANCE
                                          TOTAL RETURN     12/31/96 -
                                              1997           6/30/03
----------------------------------------------------------------------
Swiss Helvetia Fund                           53.99%         48.44%
----------------------------------------------------------------------
Swiss Performance Index (SPI)                 55.19%         36.85%
----------------------------------------------------------------------
Swiss Market Index (SMI)                      58.93%         22.10%
----------------------------------------------------------------------
Switzerland iShares2 (Formerly called
  Webs Switzerland                            47.79%         16.84%
----------------------------------------------------------------------
CS Equity Swiss Blue Chips3, 7                59.90%         26.70%
----------------------------------------------------------------------
UBS Equity Inv. Switzerland4, 7               55.94%         20.74%
----------------------------------------------------------------------
Pictet Valsuisse5, 7                          55.65%         18.62%
----------------------------------------------------------------------
Saraswiss (Bank Sarasin)6, 7                  53.57%         17.20%
----------------------------------------------------------------------

SOURCES : BLOOMBERG, MANAGEMENT COMPANIES' WEBSITES, INVESTMENT COMPANY CAPITAL CORP., AND FORUM FINANCIAL GROUP.
1 PERFORMANCE  OF FUNDS IS  BASED ON  CHANGES  IN THE FUND'S  NAV OVER  A SPECIFIED  PERIOD. IN  EACH  CASE TOTAL  RETURN IS
CALCULATED ASSUMING REINVESTMENT OF ALL DISTRIBUTIONS. FUNDS LISTED, OTHER THAN SWITZERLAND ISHARES, ARE NOT REGISTERED WITH
THE SECURITIES  AND EXCHANGE  COMMISSION. PERFORMANCE  AND  DESCRIPTIVE  INFORMATION  ABOUT THE FUNDS ARE DERIVED FROM THEIR
PUBLISHED INVESTOR REPORTS AND WEBSITES, WHICH ARE SUBJECT TO CHANGE.
2 SWITZERLAND ISHARES ARE TRADED  ON THE NEW YORK STOCK  EXCHANGE AND INVEST IN MOST OF THE SAME STOCKS LISTED IN THE MORGAN
STANLEY CAPITAL  INTERNATIONAL (SWITZERLAND) INDEX. THESE STOCKS REPRESENT SWITZERLAND'S LARGEST AND MOST ESTABLISHED PUBLIC
COMPANIES, ACCOUNTING  FOR APPROXIMATELY 85% OF  THE MARKET  CAPITALIZATION OF  ALL OF SWITZERLAND'S PUBLICLY TRADED STOCKS.
PERFORMANCE OF ISHARES  IS CALCULATED BASED UPON  THE DECEMBER 31 CLOSING PRICES EACH YEAR USING THE SWISS FRANC/U.S. DOLLAR
EXCHANGE RATE  AS OF NOON EACH SUCH DATE,  AS REPORTED  BY BLOOMBERG. SUCH  EXCHANGE RATES WERE AS FOLLOWS: 12/31/96 = 1.35,
12/31/97 = 1.46,  12/31/98 = 1.38,  12/31/99 = 1.60, 12/31/00 =  1.61, 12/31/01 = 1.67, 12/31/02 = 1.39, AND 6/30/03 = 1.35.
3 THIS FUND INVESTS IN EQUITIES  ISSUED BY LEADING SWISS COMPANIES. STOCK SELECTION IS BASED ON ECONOMIC, SECTOR AND COMPANY
ANALYSES. PREFERENCE IS GIVEN TO LARGE-CAP COMPANIES.
4 THIS  FUND INVESTS  PRIMARILY IN  MAJOR SWISS  COMPANIES. QUALITY  CRITERIA USED  FOR DETERMINING  RELATIVE  WEIGHTINGS OF
COMPANIES INCLUDE: STRATEGIC  ORIENTATION, STRENGTH OF MARKET POSITION, QUALITY OF MANAGEMENT, SOUNDNESS OF EARNINGS, GROWTH
POTENTIAL AND POTENTIAL  FOR IMPROVING SHAREHOLDER VALUE. THE INVESTMENT OBJECTIVE SEEKS TO PROVIDE RESULTS THAT ARE ALIGNED
WITH THE SPI PERFORMANCE.
5 THIS FUND INVESTS IN SHARES OF SWISS COMPANIES LISTED ON THE SWISS STOCK EXCHANGE (SWX) AND INCLUDED IN THE SPI.
6 THIS FUND  INVESTS IN SHARES OF  SWISS COMPANIES. IT WEIGHTS INDIVIDUAL SECTORS  RELATIVE TO THE SPI ON THE BASIS OF THEIR
EXPECTED RELATIVE PERFORMANCE. IT FOCUSES ON LIQUID BLUE-CHIP STOCKS.
7 THESE FUNDS ARE NOT AVAILABLE FOR U.S. RESIDENTS OR CITIZENS.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                             3
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                                      T H E  S W I S S  H E L V E T I A  F U N D ,  I N C .
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LETTER TO STOCKHOLDERS (CONTINUED)

forecasting  growth of 1.2% compared to a previous  forecast    maintained   an   overall   rating   of  four   stars   from
of 1.6%.                                                        Morningstar*.  The Fund also  received  Lipper,  Inc.'s  top ranking for Western  European  closed-end  funds in ten-year
     June leading indicators  worsened marginally by 0.6% to    performance  for the period ended December 31, 2002. ** PAST
42.2% and the Swiss  unemployment  rate  pointed  upwards to    PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
3.8% in June from 3.6% for May.
                                                                     While   technology  and  financial   stocks  have  been
     The  Consumer  Price  Index rose 0.5% for the year with    performing  well  in the  global  stock  market,  stocks  in
higher prices for beverages  and food  offsetting  declining    defensive   industries   failed  to  attract  much  investor
costs for energy and leisure  activities.  This result is an    attention  causing the Swiss market to lag most  European as
easing  on  deflationary   pressures.   What  does  generate    well as U.S. markets. As an example,  defensive stocks, such
concern,  however,  is the anemic  consumer  spending in the    as Givaudan  and Nestle,  have shown a negative  performance
face of a weak job market.                                      for the year.

PERFORMANCE COMMENTARY AND SWISS MARKET                              Regarding  the  pharmaceutical  industry,  its relative
REVIEW                                                          valuation,  unlike  that of the biotech  industry,  declined
     Swiss Stock market behavior was quite hectic this year.    again.  The principal  reasons were that investors  remained
The SPI reached a low point in March,  dropping 20% in local    worried  about  competition  from  generics  and  drug  cost
currency and rallying back 18% in five days, mainly on short    control  by  local   government  in  the  U.S,  waiting  for
covering  in a limited  number  of  financial  stocks.  In a    improvement  in  the  late-stage  pipeline  of  most  of the
self-feeding  process, the rise of the stock market improved    industry players, and the weakness of the U.S. dollar. Roche
the capital base of companies,  allowing a  reevaluation  of    performed in line with the SPI, Novartis, however, failed to
their stocks.  In this type of volatility  and sharp counter    keep up, posting a flat year-to-date return.
trend   rally,   the   active   management   of   the   fund
underperformed the Index.                                       *MORNINGSTAR IS AN INDEPENDENT FUND PERFORMANCE MONITOR. ITS
                                                                RATINGS REFLECT HISTORIC  RISK-ADJUSTED  PERFORMANCE AND MAY
     In  addition,  the Fund is less  concentrated  than the    CHANGE  MONTHLY.  ITS  RATINGS OF ONE (LOW) AND FIVE  (HIGH)
Index in the five largest stocks of the SPI, which penalized    STARS ARE BASED ON A FUND'S  THREE-  AND  FIVE-YEAR  AVERAGE
its relative  performance  since the  beginning of the year,    ANNUAL TOTAL RETURNS WITH FEE ADJUSTMENTS, AND A RISK FACTOR
even though it reduced its volatility. The Fund's cumulative    THAT  REFLECTS  FUND  PERFORMANCE  RELATIVE  TO  THREE-MONTH
performance   is   superior  to  its  Swiss  peers  and  its    TREASURY BILL MONTHLY  RETURNS.  ONLY 33% OF THE FUNDS IN AN
benchmark.  As of June  30,  2003,  the Fund                    INVESTMENT  CATEGORY MAY RECEIVE  FOUR OR FIVE STARS.  AS OF
                                                                6/30/03,  THERE WERE 13 FUNDS IN THE FUND'S  ASSET  CATEGORY
                                                                RATED BY MORNINGSTAR.
                                                                ** LIPPER, INC. IS AN INDEPENDENT FUND PERFORMANCE  MONITOR.
                                                                AS OF  6/30/03,  THERE  WERE 9 FUNDS IN THE  LIPPER  WESTERN
                                                                EUROPEAN  CLOSED-END  FUNDS CATEGORY,  WHICH IS COMPRISED OF
                                                                FUNDS  THAT   CONCENTRATE   THEIR   INVESTMENTS   IN  EQUITY
                                                                SECURITIES  WHOSE PRIMARY  TRADING MARKETS OR OPERATIONS ARE
                                                                IN THE WESTERN  EUROPEAN  REGION OR A SINGLE  COUNTRY WITHIN
                                                                THIS REGION.


                                                             4
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                                      T H E  S W I S S  H E L V E T I A  F U N D ,  I N C .
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LETTER TO STOCKHOLDERS (CONTINUED)

------------------------------------------------------------    increased prices,  the FTC imposed some conditions but still
                                               YEAR TO DATE     agreed on the merger, which should be profitable for Nestle.
                                               DECEMBER 30,
                                               2002 THROUGH     ROCHE:  In May,  Genentech  released  unexpected  good trial
                                               JUNE 30, 2003    results  for  Avastin,  a drug  against  colorectal  cancer.
------------------------------------------------------------    Although  Avastin  was  developed  by  Genentech,  Roche has
PERFORMANCE                                                     licensed  the rights  for all  countries  outside  the U.S.,
Swiss Performance Index (SPI)                      5.92%        while  Genentech  has  retained  all  rights to  market  the
Swiss Helvetia Fund                                             product in the U.S.  Since this good trial  news,  Genentech
      Based on Net Asset Value in Swiss Francs     3.90%        stock price has increased by 90%, impacting the valuation of
CHANGE IN U. S. DOLLAR VS. SWISS FRANC            -2.04%        Roche positively since Roche owns 60% of Genentech.
SWISS HELVETIA FUND PERFORMANCE IN U. S. DOLLARS
      Based on Market Price                        9.77%        NOVARTIS: In its last annual report, Novartis announced that
      Based on Net Asset Value                     6.06%        it was going to begin to report its results in U.S. dollars.
S & P 500 Index                                   11.75%        It noted that an increasing  proportion of its revenues were
MSCI EAFE Index                                    9.47%        generated in U.S. dollars and that reporting in U.S. dollars
Lipper European Fund Index (10 Largest)           10.38%        would  facilitate  comparison  with its main,  predominantly
Lipper European Fund Universe Average             10.18%        American, competitors.
------------------------------------------------------------
SOURCES:  FORUM FINANCIAL GROUP AND BLOOMBERG                   FURTHER COMPANY NEWS: Swiss insurance  companies are waiting for Swiss government  approval to cut the minimum guaranteed
SPECIFIC COMPANY NEWS                                           rate on group life policies to 3.25% from 4.0%.
CREDIT  SUISSE:  CS is  continually  reshaping  Winterthur's
portfolio. It recently sold Churchill in the UK to the Royal    COMMENTS ON THE CURRENCY
Bank of Scotland Group and its insurance operations in Italy    SWISS FRANC:  The Swiss franc declined 2.3% in comparison to
to Unipol.  The sale of  Churchill,  which will  involve the    the euro from  mid-May to mid-June.  Growth  data,  economic
repayment  of  debt  to  CS,  will  strengthen  Winterthur's    perspectives  and lower interest  rates  contributed to this
consolidated  European  solvency  ratio.  Furthermore,  this    decline.  The Swiss franc  however,  after having  decreased
transaction  will  result  in  a  significant  capital  gain    during  the  first  quarter,
expected to be realized in the third quarter of 2003.

NESTLE: The Federal Trade Commission (FTC) has cleared a merger between Nestle's ice cream company and Dreyer's.
Since the combined ice cream business would have a dominant share of about 60% of the U.S. super-premium ice cream market, with the potential for reduced competition and


                                                             5
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                                      T H E  S W I S S  H E L V E T I A  F U N D ,  I N C .
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LETTER TO STOCKHOLDERS (CONCLUDED)

increased  significantly  in comparison  to the U.S.  dollar    shares in 2003.  During the period ended June 30, 2003,  the
during  the  end  of  the  second  quarter,  leaving  a flat    Fund  repurchased  and retired  83,700  shares at an average
year-to-date return.                                            price of $9.82 per share (including  brokerage  commissions)
                                                                and  a  weighted   average   discount   of   17.29%.   These
EURO: On June 5th, the ECB decided to decrease its rate from    repurchases, which had a total cost of $822,327, resulted in
2.5% to  2.0%.  Since  the  market  had been  expecting  the    an increase of $168,921 to the Fund's net asset value.
decrease  for a  long  time,  the  news  did  not  have  any
important impact on the currency.                               Sincerely,

U.S. DOLLAR:  The dollar keeps decreasing in comparison with    /s/ PAUL HOTTINGUER
European  currencies  (down 2.9%  against  the euro and 3.4%
against the pound).  The  uncertain  economic  outlook,  low    Paul Hottinguer
interest  rates  and  the  increasing   trade  deficit  have    CHAIRMAN
contributed to this decline.
                                                                /s/ RODOLPHE HOTTINGER
OUTLOOK
The world  markets  improved in the second  quarter,  with a    Rodolphe Hottinger
focus on technology and financial sectors.  The Swiss Market    PRESIDENT AND CHIEF EXECUTIVE OFFICER
should see a larger  number of stocks  participating  in the
upside move if the global economic recovery  strengthens and    June 30, 2003
the deflationary  forces are successfully kept at bay by the
Federal  Reserve and U.S.  government  tax  stimulus.  These circumstances should  provide  the Fund with more investment opportunities.

STOCK REPURCHASE PROGRAM
Pursuant to authorization by the Board, the Fund began open market purchases of its common stock on the New York Stock
Exchange in 1999 and has continued purchases in each subsequent year. The Board has authorized the purchase of up to 500,000


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
                                      T H E  S W I S S  H E L V E T I A  F U N D ,  I N C .
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REVIEW OF OPERATIONS

Trading Activity for the six months ended June 30, 2003 involved changes in the following positions:

------------------------------------------------------------    ------------------------------------------------------------
NEW INVESTMENTS BY THE FUND                                     SECURITIES DISPOSED OF
------------------------------------------------------------    ------------------------------------------------------------

Actelion Ltd.                                                   Baloise Holding AG
Adecco SA                                                       Givaudan SA
Charles Voegele Holding AG                                      Holcim Ltd.
Logitech International SA                                       Komax Holding AG
Serono SA                                                       Lonza Group AG
                                                                Schindler Holding AG
------------------------------------------------------------    Swiss Reinsurance Company
ADDITIONS TO EXISTING INVESTMENTS                               Syngenta AG
------------------------------------------------------------    Unaxis Holding AG

Converium Holding AG                                            ------------------------------------------------------------
Credit Suisse Group                                             REDUCTIONS IN EXISTING INVESTMENTS
Kuehne & Nagel International AG                                 ------------------------------------------------------------
Phonak Holding AG
SGS Societe Generale de Surveillance Holding SA                 Berna Biotech AG
Swiss Life Holding                                              Micronas Semiconductor Holding AG
The Swatch Group AG                                             Novartis AG
Zurich Financial Services AG                                    Roche Holding AG


                                                             7
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
                                      T H E  S W I S S  H E L V E T I A  F U N D ,  I N C .
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SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                            JUNE 30, 2003

                                                                                                  Percent
No. of                                                                                            of Net
Shares    Security                                                                   Value        Assets
----------------------------------------------------------------------------------------------------------

COMMON STOCKS - 90.11%

BANKS - 8.08%

  435,000 UBS AG2
          REGISTERED SHARES                                                       $24,197,889       8.08%
          Largest Swiss bank. It offers
          consumer, business and construction
          loans, mortgages, mutual funds, export
          and structured finance and securities
          brokerage services, advises on mergers and
          acquisitions, invests pension funds
          and sponsors credit cards.
          (Cost $7,578,949)
                                                                                --------------    --------
                                                                                   24,197,889       8.08%

BIOTECHNOLOGY - 5.51%

  186,000 ACTELION LTD.1,2
          REGISTERED SHARES                                                        12,385,811       4.13%
          Pharmaceutical company that develops and
          markets synthetic small-molecule drugs against
          diseases related to the endothelium.  The Company's
          drugs, Veletri and Tracleer, are used in the treatment
          of heart and pulmonary conditions.
          (Cost $12,911,748)

   64,940 BERNA BIOTECH AG1
          REGISTERED SHARES                                                           604,071       0.20%
          Produces vaccines for influenza,
          hepatitis, travel and general immunization.
          (Cost $988,305)

    6,000 SERONO SA
          BEARER SHARES                                                             3,525,894       1.18%
          Develops and markets biotechnology
          products.
          (Cost $3,105,561)
                                                                                --------------    --------
                                                                                   16,515,776       5.51%

                                                                                                  Percent
No. of                                                                                            of Net
Shares    Security                                                                   Value        Assets
----------------------------------------------------------------------------------------------------------

CHEMICALS - 1.76%
   16,783 SIKA AG
          BEARER SHARES                                                            $5,259,594       1.76%
          Leading producer of construction chemicals.
          (Cost $4,237,473)
                                                                                --------------    --------
                                                                                    5,259,594       1.76%

CONSTRUCTION - 0.25%
    2,468 GEBERIT AG
          REGISTERED SHARES                                                           759,777       0.25%
          Manufactures and supplies water supply
          pipes and fittings, installation systems,
          drainage and flushing systems such as
          visible cisterns, and other sanitary systems
          for the commercial and residential construction
          markets.
          (Cost $666,597)
                                                                                --------------    --------
                                                                                      759,777       0.25%

ELECTRICAL ENGINEERING & ELECTRONICS - 8.26%
    4,055 BELIMO HOLDING AG
          REGISTERED SHARES                                                         1,155,535       0.39%
          World market leader in damper and
          volume control actuators for ventilation
          and air-conditioning equipment.
          (Cost $1,259,329)

  280,000 LOGITECH INTERNATIONAL SA1,2
          REGISTERED SHARES                                                        10,500,904       3.51%
          Manufactures personal computer input
          devices, as well as producing trackballs,
          desktop publishing programs and related
          software.
          (Cost $9,448,733)


                                                             8


                                      T H E  S W I S S  H E L V E T I A  F U N D ,  I N C .
----------------------------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                                                                JUNE 30, 2003

                                                                                                  Percent
No. of                                                                                            of Net
Shares    Security                                                                   Value        Assets
----------------------------------------------------------------------------------------------------------

COMMON STOCKS - (CONTINUED)

ELECTRICAL ENGINEERING & ELECTRONICS - (CONTINUED)

  312,269 PHONAK HOLDING AG1
          REGISTERED SHARES                                                        $3,999,754       1.33%
          Designs and produces wireless analog and
          digital hearing aids, transmitters, remote
          controls, microphones and receivers for use in
          wireless communications within broadcasting
          and sports.
          (Cost $3,028,857)

    5,400 SAIA-BURGESS ELECTRONICS HOLDING AG
          REGISTERED SHARES                                                         1,510,908       0.50%
          Develops and produces switches, motors
          and programmable control devices.
          Products are mainly used in the
          automobile, heating and air conditioning
          and telecommunications industries.
          (Cost $1,485,298)

   83,682 THE SWATCH GROUP AG
          BEARER SHARES                                                             7,583,305       2.53%
          Manufactures watches, watch components,
          jewelry, miniature batteries, LCD displays
          and scoreboards. The company produces
          watches under the brand name of Breguet,
          Blancpain, Jacquet Droz, Omega, Longines,
          Rado, Tissot, Certina and Swatch.
          (Cost $6,413,259)
                                                                                --------------    --------
                                                                                   24,750,406       8.26%


                                                                                                  Percent
No. of                                                                                            of Net
Shares    Security                                                                   Value        Assets
----------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES - 4.34%

  494,000 CREDIT SUISSE GROUP2
          REGISTERED SHARES                                                       $13,001,440       4.34%
          A global operating financial group.
          (Cost $13,525,583)
                                                                                --------------    --------
                                                                                   13,001,440       4.34%

FOOD & LUXURY GOODS - 14.93%

      300 LINDT & SPRUNGLI AG
          REGISTERED SHARES                                                         1,987,745       0.66%
          Major manufacturer of premium
          Swiss chocolates.
          (Cost $1,196,399)

  207,000 NESTLE AG2
          REGISTERED SHARES                                                        42,712,709      14.27%
          Largest food and beverage processing
          company in the world.
          (Cost $12,427,540)
                                                                                --------------    --------
                                                                                   44,700,454      14.93%

INSURANCE - 8.63%

  243,530 CONVERIUM HOLDING AG2
          REGISTERED SHARES                                                        11,236,665       3.76%
          Offers reinsurance services worldwide.
          Provides accident and health,
          automobile, aviation and space, credit and
          surety, general third party liability, engineering,
          e-commerce, intellectual property, life, marine,
          professional liability and property, and catastrophe
          insurance.
          (Cost $11,634,713)


                                                             9


                                      T H E  S W I S S  H E L V E T I A  F U N D ,  I N C .
----------------------------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                                                                JUNE 30, 2003

                                                                                                  Percent
No. of                                                                                            of Net
Shares    Security                                                                   Value        Assets
----------------------------------------------------------------------------------------------------------

COMMON STOCKS - (CONTINUED)

INSURANCE - (CONTINUED)

  105,000 SWISS LIFE HOLDING1,2
          REGISTERED SHARES                                                       $10,639,142       3.55%
          Provides life insurance, institutional
          investment management, and private
          banking services.
          (Cost $10,864,804)

   33,195 ZURICH FINANCIAL SERVICES AG
          REGISTERED SHARES                                                         3,957,767       1.32%
          Offers property, accident, health,
          automobile, liability, financial risk and
          life insurance and retirement products.
          (Cost $3,155,023)
                                                                                --------------    --------
                                                                                   25,833,574       8.63%

MISCELLANEOUS SERVICES - 7.07%
  165,000 ADECCO SA
          REGISTERED SHARES                                                         6,797,091       2.27%
          Leading personnel and temporary
          employment company.
          (Cost $4,970,631)

   36,823 SGS SOCIETE GENERALE DE SURVEILLANCE
          HOLDING SA2
          REGISTERED SHARES                                                        14,380,693       4.80%
          Provides a variety of industrial
          inspection, analysis, testing and
          verification services worldwide.
          (Cost $11,100,340)
                                                                                --------------    --------
                                                                                   21,177,784       7.07%

                                                                                                  Percent
No. of                                                                                            of Net
Shares    Security                                                                   Value        Assets
----------------------------------------------------------------------------------------------------------

PHARMACEUTICALS - 28.37%

1,315,000 NOVARTIS AG2
          REGISTERED SHARES                                                       $52,034,993      17.37%
          One of the leading manufacturers
          of pharmaceutical and
          nutrition products.
          (Cost $16,301,451)

  420,000 ROCHE HOLDING AG2
          DIVEDENDS RIGHTS CERTIFICATES                                            32,944,520      11.00%
          Worldwide pharmaceutical company.
          (Cost $8,467,363)
                                                                                --------------    --------
                                                                                   84,979,513      28.37%

RETAIL - 0.79%

   73,300 CHARLES VOEGELE HOLDING AG1
          BEARER SHARES                                                             2,381,012       0.79%
          Family apparel retailer which focuses on
          the value-for-money segment of the market.
          Operates retail stores in Switzerland, Germany,
          Austria, and the Benelux region.
          (Cost $2,151,854)
                                                                                --------------    --------
                                                                                    2,381,012       0.79%

TECHNOLOGY - 0.46%
   68,593 MICRONAS SEMICONDUCTOR HOLDING AG1
          REGISTERED SHARES                                                         1,382,443       0.46%
          Develops and manufactures a wide
          range of semiconductors and modules
          used by the automotive and consumer
          goods industries.
          (Cost $1,486,445)
                                                                                --------------    --------
                                                                                    1,382,443       0.46%


                                                             10


                                      T H E  S W I S S  H E L V E T I A  F U N D ,  I N C .
----------------------------------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                                                                JUNE 30, 2003

                                                                                                  Percent
No. of                                                                                            of Net
Shares    Security                                                                   Value        Assets
----------------------------------------------------------------------------------------------------------

COMMON STOCKS - (CONCLUDED)

TRANSPORTATION - 1.66%

   67,611 KUEHNE & NAGEL INTERNATIONAL AG
          REGISTERED SHARES                                                      $  4,966,442       1.66%
          Operates sea freight, land and rail
          transportation businesses and
          warehousing and distribution facilities.
          (Cost $3,548,676)
                                                                                --------------    --------
                                                                                    4,966,442        1.66

          TOTAL COMMON STOCKS (COST $151,954,931)                                $269,906,104      90.11%

          OTHER ASSETS IN EXCESS OF LIABILITIES                                    29,625,053       9.89
                                                                                --------------    --------

          NET ASSETS                                                             $299,531,157     100.00%
                                                                                ==============    ========



----------------------------------------------------------------------------------------------------------
1 Non-income producing security.
2 One of the ten largest portfolio holdings.
See Notes to the Financial Statements.

                                      T H E  S W I S S  H E L V E T I A  F U N D ,  I N C .
----------------------------------------------------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                                                                JUNE 30, 2003

----------------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments, at value (cost $151,954,931)                                                                 $ 269,906,104
    Cash                                                                                                            435,277
    Foreign currency (Swiss francs) (cost $27,918,908)                                                           28,270,279
    Interest receivable                                                                                              33,568
    Tax reclaims receivable                                                                                       1,405,638
    Prepaid expenses and other                                                                                        9,779
                                                                                                              --------------
        Total assets                                                                                            300,060,645
                                                                                                              --------------

LIABILITIES:
    Advisory fees payable (Note 2)                                                                                  204,573
    Accrued expenses and other                                                                                      324,915
                                                                                                              --------------
        Total liabilities                                                                                           529,488
                                                                                                              --------------
        Net assets                                                                                            $ 299,531,157
                                                                                                              --------------

COMPOSITION OF NET ASSETS:
    Paid in capital                                                                                             173,323,526
    Undistributed net investment income                                                                           1,786,523
    Accumulated net realized gain from investment transactions                                                    5,968,656
    Net unrealized appreciation on investments and foreign currencies                                           118,452,452
                                                                                                              --------------
    Net assets                                                                                                $ 299,531,157
                                                                                                              --------------

NET ASSET VALUE PER SHARE:
    ($299,531,157 / 24,186,718 shares outstanding)                                                                  $ 12.38
                                                                                                              ==============

----------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.


                                                             12


                                      T H E  S W I S S  H E L V E T I A  F U N D ,  I N C .
----------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (UNAUDITED)                                                   FOR THE SIX MONTHS ENDED JUNE 30, 2003

----------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Dividends (less foreign taxes withheld of $639,655)                                                        $ 3,624,709
     Interest                                                                                                        52,339
     Securities Lending Income                                                                                       33,568
                                                                                                                ------------
         Total income                                                                                             3,710,616
                                                                                                                ------------

EXPENSES:
     Investment advisory fees (Note 2)                                                                            1,164,371
     Professional fees                                                                                              217,668
     Directors' fees & expenses                                                                                     175,348
     Administration fees                                                                                            112,593
     Custody fees                                                                                                    58,969
     Printing and shareholder reports                                                                                23,771
     Accounting fees                                                                                                 43,842
     Transfer agent fees                                                                                             48,018
     Miscellaneous                                                                                                   79,513
                                                                                                                ------------
         Total expenses                                                                                           1,924,093
                                                                                                                ------------
     Net investment income                                                                                        1,786,523
                                                                                                                ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES:
     Net realized gain from:
         Investment transactions                                                                                  3,253,546
         Foreign currency transactions                                                                            5,730,358
     Net change in unrealized appreciation/depreciation from:
         Investments                                                                                             11,165,997
         Foreign currencies                                                                                      (4,078,356)
                                                                                                                ------------
     Net Realized and Unrealized Gain on Investments
         and Foreign Currencies                                                                                  16,071,545
                                                                                                                ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                       17,858,068
                                                                                                                ============

----------------------------------------------------------------------------------------------------------------------------
See Notes to the Financial Statements.

                                      T H E  S W I S S  H E L V E T I A  F U N D ,  I N C .
----------------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     FOR THE                FOR THE
                                                                                SIX MONTHS ENDED           YEAR ENDED
                                                                                 JUNE 30, 2003 1        DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment (expenses in excess of) income                                $   1,786,523          $    (440,676)
     Net realized gain from:
         Investment transactions                                                      3,253,546             13,569,040
         Foreign currency transactions                                                5,730,358               (940,306)
     Net change in unrealized appreciation/depreciation on
         investments and foreign currencies                                           7,087,641            (29,587,930)
                                                                                  --------------         --------------
     Net increase (decrease) in net assets from operations                           17,858,068            (17,399,872)
                                                                                  --------------         --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                                    -             (1,532,859)
     In excess of net investment income                                                       -               (178,799)
     Net realized capital gains                                                      (3,265,207)           (13,163,694)
                                                                                  --------------         --------------
         Total distributions to shareholders                                         (3,265,207)           (14,875,352)
                                                                                  --------------         --------------

CAPITAL SHARE TRANSACTIONS:
     Value of shares issued in reinvestment of dividends and distributions            5,961,907                      -
     Value of shares repurchased                                                       (822,327)            (2,361,886)
                                                                                  --------------         --------------
     Total increase (decrease) from capital share transactions                        5,139,580             (2,361,886)
                                                                                  --------------         --------------

     Total increase (decrease) in net assets                                         19,732,441            (34,637,110)

NET ASSETS:
     Beginning of period                                                            279,798,716            314,435,826
                                                                                  --------------         --------------
     End of period (including undistributed net investment income of
         $1,786,523 and $0, respectively)                                         $ 299,531,157          $ 279,798,716
                                                                                  ==============         ==============
----------------------------------------------------------------------------------------------------------------------------


1 Unaudited.
See Notes to the Financial Statements.

                                      T H E  S W I S S  H E L V E T I A  F U N D ,  I N C .
----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                          FOR THE
                                                         SIX MONTHS
                                                           ENDED               FOR THE YEARS ENDED DECEMBER 31,
                                                          JUNE 30,  --------------------------------------------------------
                                                            2003 1    2002       2001        2000        1999        1998
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
    Net asset value at beginning of period               $  11.82   $  13.16   $  17.92    $  17.52    $  19.07    $  16.48
                                                         ---------  ---------  ---------   ---------   ---------   ---------

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (expenses in excess
        of income)                                           0.07      (0.02)     (0.03)      0.002        0.01       0.002
    Net realized and unrealized gain (loss)
       on investments3                                       0.68      (0.71)     (4.34)       1.68       (0.60)       3.60
                                                         ---------  ---------  ---------   ---------   ---------   ---------
    Total from investment operations                         0.75      (0.73)     (4.37)       1.68       (0.59)       3.60
                                                         ---------  ---------  ---------   ---------   ---------   ---------
    Gain from capital share repurchases                      0.01       0.02       0.06        0.21        0.12           -
    Capital charge resulting from the issuance
       of fund shares                                       (0.06)         -      (0.14)      (0.12)          -           -
                                                         ---------  ---------  ---------   ---------   ---------   ---------

LESS DISTRIBUTIONS:
    Dividends from net investment income                        -      (0.06)         -           -       (0.03)      (0.07)
    Dividends in excess of net investment income                -      (0.01)         -           -           -           -
    Distributions from net realized capital gains           (0.14)     (0.56)     (0.31)      (1.37)      (1.05)      (0.94)
                                                         ---------  ---------  ---------   ---------   ---------   ---------
    Total distributions                                     (0.14)     (0.63)     (0.31)      (1.37)      (1.08)      (1.01)
                                                         ---------  ---------  ---------   ---------   ---------   ---------
    Net asset value at end of period                     $  12.38   $  11.82   $  13.16    $  17.92    $  17.52    $  19.07
                                                         =========  =========  =========   =========   =========   =========
    Market value per share at end of period              $  10.45   $   9.64   $  11.00    $  14.50    $  13.81    $  16.00
                                                         =========  =========  =========   =========   =========   =========

TOTAL INVESTMENT RETURN4:
    Based on market value per share                          9.77%     (4.46)%   (22.10)%     15.06%      (7.06)%     23.82%
    Based on net asset value per share                       6.06%     (6.92)%   (24.94)%     12.11%      (1.09)%     22.89%

RATIOS TO AVERAGE NET ASSETS:
    Expenses                                                 1.37%6     1.31%      1.39%5      1.16%       1.11%       1.09%
    Net investment income (expenses in excess
        of income)                                           1.24%6    (0.14)%    (0.23)%      0.01%       0.05%       0.01%

SUPPLEMENTAL DATA:
    Net assets at end of period (000s)                   $299,531   $279,799   $314,436    $415,315    $416,599    $469,916
    Average net assets during period (000's)             $284,098   $308,018   $341,806    $422,426    $428,072    $464,967
    Shareholders of record7                                   977      1,001      1,067       1,125       1,230       1,287
    Portfolio turnover rate                                    63%        83%        32%         25%         14%         13%

----------------------------------------------------------------------------------------------------------------------------
1 Unaudited.
2 Less than $.01 per share.
3 Includes net realized currency gain (loss).
4 Total investment return based on market value differs from total investment return based on net asset value due to changes in the relationship between the Fund's market price and its net asset value per share. Returns from 1998 have been restated to reflect subsequent changes to dividend reinvestment calculations.
5 The increase in the Fund's expense ratio was attributable to extraordinary expenses in connection with a stockholder's proxy contest for the election of directors and termination of the management contract and defense against a lawsuit against the Fund and its directors plus the impact of a decline in the Fund's net assets.
6 Annualized.
7 Not audited by Deloitte & Touche LLP.
See Notes to the Financial Statements.

                                      T H E  S W I S S  H E L V E T I A  F U N D ,  I N C .
----------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING                  proceeds of a sale or the cost of a purchase with a specific
       POLICIES                                                 offsetting transaction.

A. ORGANIZATION                                                 Dividend  income,  net of any  foreign  taxes  withheld,  is
The Swiss  Helvetia  Fund,  Inc.  (the "Fund") is registered    recorded on the ex-dividend date. Interest income, including
under the Investment  Company Act of 1940, as amended,  (the    amortization  of premiums  and  accretion of  discounts,  is
"Act"),   as  a   non-diversified,   closed-end   investment    accrued daily. Estimated expenses are also accrued daily.
management  company.  The Fund is organized as a corporation
under the laws of the State of Delaware.                        The Fund records Swiss withholding tax as an expense, net of
                                                                any  amount   receivable   from  Swiss  tax  authorities  in
The  investment  objective of the Fund is to seek  long-term    accordance with the tax treaty between the United States and
growth  of  capital   through   investment   in  equity  and    Switzerland.
equity-linked securities of Swiss companies.
                                                                D. DISTRIBUTIONS
B. VALUATION OF SECURITIES                                      The Fund pays  dividends  annually  to the extent it has any
The Fund values its investments at market value.                net  investment  income and makes  distributions  of any net realized capital gains to the extent they exceed any capital
When valuing  listed  equity  securities,  the Fund uses the    loss carryforwards.  The Fund determines the size and nature
last sale price prior to the  calculation  of the Fund's net    of these  distributions in accordance with provisions of the
asset value.  When valuing  equity  securities  that are not    Internal Revenue Code.  Distributions  may be paid either in
listed or that are listed but have not traded, the Fund uses    cash or in  stock  with an  option  to take  cash.  The Fund
the mean between the bid and asked prices for that day.         records  dividends  and  distributions  on its  books on the ex-dividend date.
When valuing fixed income securities, the Fund uses the last
bid price prior to the  calculation  of the Fund's net asset    E. FEDERAL INCOME TAXES
value.  If a current  bid price is not  available,  the Fund    The  Fund's  policy  is  to  continue  to  comply  with  the
uses  the mean  between  the  latest  quoted  bid and  asked    requirements   of  the   Internal   Revenue  Code  that  are
prices.  When valuing  fixed income  securities  that mature    applicable   to  regulated   investment   companies  and  to
within sixty days, the Fund uses amortized cost.                distribute  all  its  taxable  income  to its  stockholders.
                                                                Therefore, no federal income tax provision is required.
It is the  responsibility  of the Fund's  Board of Directors
(the "Board") to establish fair valuation  procedures.  When    F. SECURITIES LENDING
valuing  securities  for  which  market  quotations  are not    The Fund may lend securities to financial institutions.  The
readily  available or for which the market  quotations  that    Fund retains  beneficial  ownership of the securities it has
are available are considered unreliable, the Fund determines    loaned and  continues to receive  amounts  equivalent to the
a  fair  value  in  good  faith  in  accordance  with  these    dividends paid on these securities and to participate in any
procedures.  The Fund may use these  procedures to establish    changes  in  their  market  value.  The  Fund  requires  the
the  fair  value  of  securities   when,   for  example,   a    borrowers of the securities to maintain  collateral with the
significant  event occurs between the time the market closes    Fund in the form of cash and/or government  securities equal
and  the  time  the  Fund  values  its  investments.   After    to 102% of the  value  of the  securities  loaned.  The Fund
consideration  of  various  factors,  the Fund may value the    receives fees as  compensation  for lending its  securities.
securities  at their  last  reported  price or at some other    Either the Fund or the borrower may terminate the securities
value.  On  June  30,  2003,   there  were  no  fair  valued    loan at any time. On June 30, 2003, there were no securities
securities.                                                     on loan.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities  transactions  are  recorded  on the trade  date.
Realized  gains and losses are  determined  by comparing the


                                                             16


                                      T H E  S W I S S  H E L V E T I A  F U N D ,  I N C .
----------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

G. FOREIGN CURRENCY TRANSLATION                                 NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund maintains its accounting  records in U.S.  dollars.    Hottinger Capital Corp.  ("HCC"),  which is owned jointly by
The  Fund  determines  the  U.S.  dollar  value  of  foreign    Hottinger  U.S.,  Inc. and Hottinger & Cie (Zurich),  is the
currency denominated assets, liabilities and transactions by    Fund's advisor (the "Advisor"). The Fund pays the Advisor an
using  prevailing  exchange  rates.  In  valuing  assets and    annual  fee  based  on its  month-end  net  assets  which is
liabilities,  the Fund uses the prevailing  exchange rate on    calculated  and paid monthly at the following  annual rates:
the valuation date. In valuing securities transactions,  the    1.00%  of the  first  $60  million,  0.90%  of the  next $40
receipt of income and the payment of expenses, the Fund uses    million,  0.80% of the next $100 million,  0.70% of the next
the prevailing exchange rate on the transaction date.           $100 million,  0.65% of the next $100 million,  0.60% of the next $100 million, 0.55% of the next $100 million, and 0.50%
Net  realized  and  unrealized  gains and  losses on foreign    of such  assets in excess of $600  million.  For the  period
currency   translations   shown  on  the  Fund's   financial    ended June 30, 2003, the Fund paid the Advisor $1,164,371 in
statements result from the sale of foreign currencies,  from    investment  advisory  fees.  The Fund paid  Hottinger  & Cie
currency  gains or  losses  realized  between  the trade and    $100,485 in brokerage  commissions for the period ended June
settlement  dates on securities  transactions,  and from the    30, 2003.
difference between the amounts of dividends,  interest,  and
foreign  withholding  taxes recorded on the Fund's books and    The Fund and the Advisor have agreed to share certain common
the U.S. dollar  equivalent of the amounts actually received    expenses  subject  to  review  and  allocation  by the Audit
or paid.                                                        Committee (the  "Committee")  of the Board.  The Committee's
                                                                allocations are based on its  determination  of the relative
When calculating  realized and unrealized gains or losses on    benefits   the  Fund  and  the   Advisor   derive  from  the
investments in equity securities, the Fund does not separate    expenditures. During 2003, the Committee allocated $7,418 of
the gain or loss  attributable  to  changes  in the  foreign    expenses incurred in connection with publicizing the Fund as
currency  price  of the  security  from  the  gain  or  loss    follows: $3,709 to the Fund and $3,709 to the Advisor.
attributable  to the change in the U.S.  dollar value of the
foreign currency.                                               Certain officers and directors of the Fund are also officers or directors of HCC,  Hottinger U.S.  Inc.,  Hottinger & Cie
H. ESTIMATES                                                    (Zurich)  and/or Forum  Financial  Group and its affiliates.
In preparing  its financial  statements  in conformity  with    These  persons are not paid by the Fund for serving in these
accounting  principles  generally  accepted  in  the  United    capacities.
States,  management makes estimates and assumptions.  Actual
results may be different.                                       NOTE 3--OTHER FEES
                                                                Under  separate  servicing  agreements,  affiliates of Forum
                                                                Financial Group, LLC (collectively, "Forum") provide certain administration  and  portfolio  accounting  services  to the
                                                                Fund.  For its services,  Forum receives a fee from the Fund and is reimbursed for certain out-of-pocket expenses.

                                                                PFPC Inc. is the Fund's  transfer  agent.  The Fund pays the transfer  agent a per account fee which is accrued daily and paid monthly.

                                                                Swiss American Securities Inc. is the Fund's U.S. custodian.
                                                                Credit   Suisse   First   Boston   is   the   Fund's   Swiss
                                                                sub-custodian. The Fund pays the custodian and sub-custodian an annual fee.


                                                             17


                                      T H E  S W I S S  H E L V E T I A  F U N D ,  I N C .
----------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

The Fund pays each director who is not an interested  person    NOTE 6--STOCK REPURCHASE PROGRAM
(as  such  term is  defined  in the  Act) of the  Fund,  its    Pursuant to  authorization by the Board, the Fund began open
Advisor or Forum Administrative  Services, LLC approximately    market  purchases  of its common stock on the New York Stock
$15,000 per annum in  compensation,  except for the Chairmen    Exchange  in  1999  and  has  continued  purchases  in  each
of the Audit Committee and the Governance Committee, who the    subsequent year. The Board has authorized the purchase of up
Fund  pays  an  annual  fee  of  approximately  $16,500.  In    to 500,000 shares in 2003.  During the period ended June 30,
addition, the Fund pays each disinterested director $750 for    2003, the Fund  repurchased  and retired 83,700 shares at an
each directors' meeting attended and $750 for each committee    average  price  of  $9.82  per  share  (including  brokerage
meeting attended, if it is held separately. In addition, the    commissions)  and a  weighted  average  discount  of 17.29%.
Fund  reimburses  directors  who  are  not  employees  of or    These  repurchases,  which  had a total  cost  of  $822,327,
affiliated  with  the  Advisor  for  out-of-pocket  expenses    resulted  in an increase of $168,921 to the Fund's net asset
incurred in conjunction with attendance at meetings.            value.

NOTE 4--CAPITAL SHARE TRANSACTIONS                              NOTE 7--LITIGATION
                                                                On April 2, 2001 and May 8, 2001, two complaints  were filed
The Fund is authorized  to issue up to 50 million  shares of    in purported  class actions on behalf of stockholders of the
capital stock.  HCC owned 113,788 of the  24,186,718  shares    Fund,  in the Court of  Chancery  of the State of  Delaware,
outstanding on June 30, 2003. Transactions in capital shares    against the Fund,  each of its directors and HCC, the Fund's
were as follows:                                                Investment Advisor  (collectively,  the  "defendants").  The complaints  in these cases,  entitled  Kimberly Kahn V. Paul
              For the Period Ended       For the Year Ended     Hottinguer et al. and Charles  Miller V. Paul  Hottinguer et
                     JUNE 30, 2003        DECEMBER 31, 2002     al.,  have been  voluntarily  dismissed by  plaintiffs  with
             ---------------------   ----------------------     prejudice  pursuant  to  a  settlement  agreement  that  was
               SHARES       AMOUNT     SHARES        AMOUNT     approved by the Delaware  Chancery Court on June 4, 2003. In
Dividends                                                       the opinion of management,  the terms of the settlement will
  Reinvested   597,409 $ 5,961,907          -  $          -     not  have  a  material   adverse  effect  on  the  financial
Repurchased   (83,700)   (822,327)   (219,700)  (2,361,886)     statements of the Fund.
             --------- -----------   --------- ------------

Net increase
  (decrease)   513,709 $ 5,139,580   (219,700) $(2,361,886)
             ========= ===========   ========= ============


NOTE 5--INVESTMENT TRANSACTIONS
The  aggregate  cost of purchases and proceeds from sales of investments,  other  than  short-term  obligations,  for the
period  ended  June  30,   2003,   were   $165,869,316   and
$148,182,935, respectively.

At June  30,  2003,  the net  unrealized  appreciation  from investments for those  securities  having an excess of value
over   cost  was   $120,216,993   and  the  net   unrealized
depreciation from investments for those securities having an excess of cost over value was $2,265,820.

                                      T H E  S W I S S  H E L V E T I A  F U N D ,  I N C .
----------------------------------------------------------------------------------------------------------------------------

PROXY RESULTS

At the Annual Meeting of Stockholders held on May 22, 2003, shares were voted as follows on the proposal presented to the Stockholders to elect three Class III Directors to serve for a three year term and until their successors are elected and qualified:


                                                 Authority
                                  For             Withheld
                               ----------        ---------
Paul Hottinguer                17,904,538        1,550,406
Claude Mosseri-Marlio          17,889,098        1,565,846
Stephen K. West, Esq.          17,894,106        1,560,838


                                                             19


                                      T H E  S W I S S  H E L V E T I A  F U N D ,  I N C .
----------------------------------------------------------------------------------------------------------------------------

PRIVACY POLICY

The Swiss Helvetia Fund,  Inc.  believes that the privacy of    ACCURACY OF PERSONAL INFORMATION
its  stockholders  is  extremely  important.  We are  firmly    We strive to keep your  personal and  financial  information
committed  to   protecting   any   personal  and   financial    accurate.  If our  records  are  incorrect  or  out-of-date,
information  you provide to us. When you provide us personal    please  notify  us  immediately  by  contacting  the Fund at
information,  we use it only to develop and deliver products    1-888-794-7700.
and services that you request.  For example, we may disclose
information  to  affiliates  and service  providers who work    CHANGES TO OUR POLICIES
with  us.  We  will  also  use  or  disclose  your  personal    If you have any questions about our privacy  policy,  please
information  if required by or in  conformity  with legal or    contact Mr. Rudolf Millisits at  1-888-794-7700.  We may, in
regulatory requirements. We require our officers, affiliates    our  discretion,  change this Privacy Policy at any time. If
and service providers to maintain appropriate  safeguards to    we make material  changes we will provide you with notice of
ensure the security of your non-public personal information.    these changes.
Otherwise,  we do not disclose any information about current
or former stockholders.                                         Sincerely,
                                                                The Swiss Helvetia Fund, Inc.
LIMITS OF USE OF PERSONAL INFORMATION
We limit the use,  collection  and retention of  stockholder information  to what we  believe  is  necessary  to  provide personal financial service and related products.  We collect information  about our  stockholders  from  sources  such as account and other forms as well as from  telephone,  website and  other  communications.  Access to this  information  is limited to only those people who require that information to service your account.

                                                                                  THE SWISS
                                                                  A SWISS       -------------
                                                                INVESTMENTS       HELVETIA
                                                                   FUND         -------------
                                                                                  FUND, INC.
                                                                                -------------
                                                                                 WWW.SWZ.COM




              THE SWISS HELVETIA FUND, INC.

                    EXECUTIVE OFFICES
              The Swiss Helvetia Fund, Inc.
               1270 Avenue of the Americas                                      SEMI-ANNUAL
                        Suite 400                                               REPORT
                    New York, NY 10020                                          For the
                      1-888-SWISS-00                                            Six Months Ended
                      (212) 332-2760                                            June 30, 2003
                    http://www swz.com

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) - The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Not applicable.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).